AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2020
	Shares	Value
Common Stocks - 52.6%
Communication Services - 5.3%
Alphabet, Inc., Class A*	1,420	$1,649,969
AT&T, Inc.	23,949	698,113
Avex, Inc. (Japan)	3,300	26,039
Borussia Dortmund GmbH & Co. KGaA (Germany)	1,000	5,928
Charter Communications, Inc., Class A*	575	250,878
Cinemark Holdings, Inc.	8,480	86,411
Comcast Corp., Class A	9,105	313,030
CTS Eventim AG & Co. KGaA (Germany)	900	41,182
Electronic Arts, Inc.*	2,220	222,377
Facebook, Inc., Class A*	5,575	929,910
Freenet AG (Germany)	700	12,247
Frontier Developments PLC (United Kingdom)*	2,400	36,538
Gree, Inc. (Japan)	8,100	31,222
Lagardere SCA (France)	700	8,715
Liberty Media Corp.-Liberty Formula One, Class C*	15,985	435,272
Live Nation Entertainment, Inc.*	1,390	63,189
Match Group, Inc.*,1	935	61,747
Metropole Television, S.A. (France)	3,600	39,843
Mixi, Inc. (Japan)	600	8,726
MTI, Ltd. (Japan)	1,800	9,055
Netflix, Inc.*	615	230,933
Nordic Entertainment Group AB, Class B (Sweden)	2,000	41,641
Omnicom Group, Inc.	5,590	306,891
Orange Belgium, S.A. (Belgium)	500	8,791
Proto Corp. (Japan)	4,200	33,335
Rightmove PLC (United Kingdom)	2,600	15,681
Rovio Entertainment Oyj (Finland)[2]	6,300	28,837
Spotify Technology S.A. (Sweden)*	685	83,186
Sunrise Communications Group AG (Switzerland)[2]	300	24,046
Take-Two Interactive Software, Inc.*	15,200	1,802,872
Telephone & Data Systems, Inc.	8,760	146,818
T-Mobile US, Inc.*	2,580	216,462
TV Asahi Holdings Corp. (Japan)	1,200	18,187
Twitter, Inc. *	2,495	61,277
Verizon Communications, Inc.	28,465	1,529,425
ViacomCBS, Inc., Class B	15,437	216,272
The Walt Disney Co.	7,029	679,001

Total Communication Services		10,374,046
	Shares	Value
Consumer Discretionary - 4.2%
Accent Group, Ltd. (Australia)	14,700	$7,105
Amazon.com, Inc.*	1,125	2,193,435
ASKUL Corp. (Japan)	2,000	58,931
Autogrill S.P.A. (Italy)	1,600	7,425
AutoNation Inc.*	8,455	237,247
Bilia AB, Class A (Sweden)	4,900	30,216
boohoo Group PLC (United Kingdom)*	6,800	15,995
Booking Holdings, Inc.*	155	208,525
BorgWarner, Inc.[1]	3,935	95,896
Chipotle Mexican Grill, Inc.*	330	215,952
D'ieteren, S.A. (Belgium)	500	24,801
Dollar General Corp.	1,490	225,005
Doshisha Co., Ltd. (Japan)	1,700	20,099
Doutor Nichires Holdings Co., Ltd. (Japan)	1,800	27,310
eBay, Inc.	9,995	300,450
ES-Con Japan, Ltd. (Japan)	1,800	9,880
Evolution Gaming Group AB (Sweden)[2]	1,800	61,029
Extended Stay America, Inc.	17,905	130,886
Foster Electric Co., Ltd. (Japan)	2,300	23,509
France Bed Holdings Co., Ltd. (Japan)	2,200	18,555
Games Workshop Group PLC (United Kingdom)	600	31,873
General Motors Co.	19,690	409,158
Gentex Corp.	4,985	110,468
Greggs PLC (United Kingdom)	2,100	41,790
G-Tekt Corp. (Japan)	1,500	15,261
Harley-Davidson, Inc.[1]	10,980	207,851
Heiwa Corp. (Japan)	1,700	31,752
The Home Depot, Inc.	380	70,950
Just Eat Takeaway (Netherlands)*,2	411	31,081
Kasai Kogyo Co., Ltd. (Japan)	1,100	5,360
Kaufman & Broad, S.A. (France)	1,100	33,793
Kohl's Corp.[1]	4,780	69,740
Kurabo Industries, Ltd. (Japan)	1,100	26,222
Lowe's Cos., Inc.	1,900	163,495
Macy's, Inc.[1]	16,185	79,468
Mars Group Holdings Corp. (Japan)	700	11,115
Matas A/S (Denmark)	5,400	34,012
Mattel, Inc.*,1	10,405	91,668
McDonald's Corp.	325	53,739
Mitchells & Butlers PLC (United Kingdom)*	5,200	11,629
Mobilezone Holding AG (Switzerland)	3,900	33,555
Newell Brands, Inc.	42,035	558,225

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Consumer Discretionary - 4.2% (continued)
NIKE, Inc., Class B	2,185	$180,787
Pets at Home Group PLC (United Kingdom)	21,900	69,535
Pool Corp.	625	122,981
Redrow PLC (United Kingdom)	5,600	24,824
Ross Stores, Inc.	2,150	186,985
Seiko Holdings Corp. (Japan)	2,000	32,068
Starts Corp., Inc. (Japan)	1,200	22,237
Tamron Co., Ltd. (Japan)	2,100	35,203
Target Corp.	3,255	302,617
Tesla, Inc.*	115	60,260
The TJX Cos., Inc.	3,530	168,769
Tokai Rika Co., Ltd. (Japan)	1,900	23,489
Tokmanni Group Corp. (Finland)	3,100	30,738
Tractor Supply Co.	3,040	257,032
Ulta Beauty, Inc.*	255	44,803
VF Corp.	2,460	133,037
The Wendy's Co.	27,305	406,298
Xebio Holdings Co., Ltd. (Japan)	4,400	36,222
Xinyi Glass Holdings, Ltd. (Hong Kong)	84,800	96,830
Yorozu Corp. (Japan)	1,300	12,651
Zojirushi Corp. (Japan)	1,500	20,459

Total Consumer Discretionary		8,302,281
Consumer Staples - 4.6%
C&C Group PLC (Ireland)	10,700	26,056
Campbell Soup Co.[1]	2,570	118,631
Cawachi, Ltd. (Japan)	700	15,362
Cloetta AB, Class B (Sweden)	22,600	53,317
The Coca-Cola Co.	16,305	721,496
Colgate-Palmolive Co.	2,295	152,296
Constellation Brands, Inc., Class A	1,425	204,288
Costco Wholesale Corp.	1,260	359,264
General Mills, Inc.	12,365	652,501
Grieg Seafood A.S.A. (Norway)	5,100	47,124
The Hain Celestial Group, Inc.*	17,655	458,500
Kato Sangyo Co., Ltd. (Japan)	700	22,014
Kesko Oyj, Class B (Finland)	600	33,929
Keurig Dr Pepper, Inc.[1]	9,035	219,279
Kimberly-Clark Corp.	2,480	317,118
The Kroger Co.	7,905	238,099
McCormick & Co., Inc., Non-Voting Shares	6,105	862,087
Monster Beverage Corp.*	1,680	94,517
	Shares	Value

Nippon Beet Sugar Manufacturing Co., Ltd. (Japan)	800	$12,733
Ontex Group N.V. (Belgium)	3,000	52,219
PepsiCo, Inc.	4,145	497,814
Philip Morris International, Inc.	3,815	278,342
The Procter & Gamble Co.	19,690	2,165,900
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd. (Israel)	1,100	60,710
Royal Unibrew A/S (Denmark)	300	21,565
Scandi Standard AB (Sweden)	4,600	27,784
Sheng Siong Group, Ltd. (Singapore)	14,300	11,948
Sprouts Farmers Market, Inc.*	7,480	139,053
Starzen Co., Ltd. (Japan)	300	12,330
Tate & Lyle PLC (United Kingdom)	10,600	86,240
Walmart, Inc.	9,580	1,088,480

Total Consumer Staples		9,050,996
Energy - 1.6%
Anglo Pacific Group PLC (United Kingdom)	14,100	19,763
Cabot Oil & Gas Corp.	7,660	131,675
Chevron Corp.	11,425	827,856
China Aviation Oil Singapore Corp., Ltd. (Singapore)	30,900	18,569
ConocoPhillips	12,605	388,234
Devon Energy Corp.	13,010	89,899
DNO A.S.A. (Norway)	3,700	1,020
Exxon Mobil Corp.	23,815	904,256
Gaztransport Et Technigaz, S.A. (France)	400	28,799
HollyFrontier Corp.	3,375	82,721
Itochu Enex Co., Ltd. (Japan)	1,700	13,211
Naphtha Israel Petroleum Corp., Ltd. (Israel)*	11,400	40,082
PBF Energy, Inc., Class A	3,165	22,408
Petrofac, Ltd. (United Kingdom)	1,600	3,830
Pioneer Natural Resources Co.	3,675	257,801
San-Ai Oil Co., Ltd. (Japan)	2,000	20,733
Schlumberger, Ltd.	14,465	195,133
TGS NOPEC Geophysical Co., A.S.A. (Norway)	2,100	23,322

Total Energy		3,069,312
Financials - 7.1%
AGNC Investment Corp., REIT	40,920	432,934
The Allstate Corp.	4,255	390,311
Ally Financial, Inc.	16,005	230,952
Ameriprise Financial, Inc.	4,310	441,689
Aon PLC (United Kingdom)	325	53,638
Bank of America Corp.	30,585	649,320

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Financials - 7.1% (continued)
Bank of Georgia Group PLC (Georgia)	2,400	$27,242
Berkshire Hathaway, Inc., Class B*	8,950	1,636,329
Brewin Dolphin Holdings PLC (United Kingdom)	8,500	23,076
Cboe Global Markets, Inc.	8,075	720,694
Cembra Money Bank AG (Switzerland)	1,100	100,301
Cerved Group S.P.A. (Italy)	2,100	12,448
Chimera Investment Corp., REIT	24,860	226,226
Citigroup, Inc.	13,285	559,564
Citizens Financial Group, Inc.	9,460	177,943
CME Group, Inc.	3,560	615,560
Coface, S.A. (France)*	7,400	46,990
Deutsche Pfandbriefbank AG (Germany)[2]	7,200	54,354
Flatex AG (Germany)*	1,400	41,865
Globe Life, Inc.	2,230	160,493
IG Group Holdings PLC (United Kingdom)	3,600	30,889
Intercontinental Exchange, Inc.	5,390	435,243
Intermediate Capital Group PLC (United Kingdom)	3,900	43,045
J Trust Co., Ltd. (Japan)	5,900	12,264
Jafco Co., Ltd. (Japan)*	1,000	25,998
Japan Securities Finance Co., Ltd. (Japan)	15,000	68,433
JPMorgan Chase & Co.	13,948	1,255,738
KBC Ancora (Belgium)	1,100	30,542
Lincoln National Corp.	9,000	236,880
M&T Bank Corp.	4,430	458,195
Man Group PLC (United Kingdom)	5,400	8,264
Marusan Securities Co., Ltd. (Japan)	6,300	26,461
MetLife, Inc.	18,320	560,042
MLP SE (Germany)	6,000	30,729
Navient Corp.	77,795	589,686
Okasan Securities Group, Inc. (Japan)	17,200	54,238
OneSavings Bank PLC (United Kingdom)	3,700	11,531
Phoenix Group Holdings PLC (United Kingdom)	2,800	21,489
The Phoenix Holdings Ltd (Israel)	3,700	17,638
S&P Global, Inc.	985	241,374
SpareBank 1 Nord Norge (Norway)	8,800	43,970
Sparebank 1 Oestlandet (Norway)	3,400	24,353
State Street Corp.	9,385	499,939
Storebrand A.S.A. (Norway)	300	1,196
Tokai Tokyo Financial Holdings, Inc. (Japan)	10,300	23,359
Tokyo Kiraboshi Financial Group, Inc. (Japan)	3,400	35,726
The Travelers Cos., Inc.	6,715	667,135
	Shares	Value

Truist Financial Corp.	12,960	$399,686
U.S. Bancorp	11,560	398,242
Umpqua Holdings Corp.	40,147	437,602
Unipol Gruppo S.P.A. (Italy)	10,000	34,103
Wells Fargo & Co.	17,270	495,649
White Mountains Insurance Group, Ltd.	162	147,420
Wuestenrot & Wuerttembergische AG (Germany)	500	7,647

Total Financials		13,976,635
Health Care - 7.2%
AbbVie, Inc.	6,490	494,473
ABIOMED, Inc.*	465	67,499
Agilent Technologies, Inc.	1,195	85,586
Align Technology, Inc.*	615	106,979
Alliance Pharma PLC (United Kingdom)	26,700	21,286
AmerisourceBergen Corp.	700	61,950
Amgen, Inc.	860	174,348
Baxter International, Inc.	4,080	331,255
Becton Dickinson & Co.	430	98,801
Biogen, Inc.*	2,650	838,407
Bristol-Myers Squibb Co.	4,120	229,649
Cerner Corp.	1,830	115,272
Change Healthcare, Inc.*	6,820	68,132
Cigna Corp.	1,739	308,116
ConvaTec Group PLC (United Kingdom)[2]	28,300	65,069
CVS Health Corp.	8,550	507,272
Eli Lilly & Co.	1,915	265,649
EMIS Group PLC (United Kingdom)	5,700	73,203
Exelixis, Inc.*	19,100	328,902
Faes Farma, S.A. (Spain)	3,000	11,547
Galenica AG (Switzerland)[2]	1,800	122,819
Gilead Sciences, Inc.	3,350	250,446
GN Store Nord A/S (Denmark)	300	13,301
Henry Schein, Inc.*	16,535	835,348
Hikma Pharmaceuticals PLC (Jordan)	1,200	30,176
Hogy Medical Co., Ltd. (Japan)	300	9,372
Humana, Inc.	755	237,085
Incyte Corp.*	2,605	190,764
Indivior PLC (United Kingdom)*	24,400	13,805
Johnson & Johnson	15,455	2,026,614
Kaken Pharmaceutical Co., Ltd. (Japan)	1,800	83,909
Kissei Pharmaceutical Co., Ltd. (Japan)	1,200	30,765
KYORIN Holdings, Inc. (Japan)	1,000	20,420
Laboratory Corp. of America Holdings*	2,965	374,746

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Health Care - 7.2% (continued)
McKesson Corp.	2,460	$332,740
MEDNAX, Inc.*	4,250	49,470
Medtronic PLC (Ireland)	13,005	1,172,791
Merck & Co., Inc.	4,745	365,080
Mylan N.V.*	12,280	183,095
Nanosonics, Ltd. (Australia)*	9,800	33,625
NichiiGakkan Co., Ltd. (Japan)	1,100	10,485
Paramount Bed Holdings Co., Ltd. (Japan)	200	8,267
Pfizer, Inc.	29,387	959,192
ResMed, Inc.	625	92,056
STERIS PLC	4,740	663,458
Stryker Corp.	515	85,742
Toho Holdings Co., Ltd. (Japan)	3,600	75,360
Tokai Corp. (Japan)	500	13,575
Torii Pharmaceutical Co., Ltd. (Japan)	900	22,535
Towa Pharmaceutical Co., Ltd. (Japan)	100	2,090
The United Laboratories International Holdings Ltd (Hong Kong)	46,000	36,724
UnitedHealth Group, Inc.	1,500	374,070
Veeva Systems, Inc., Class A*	1,610	251,756
Vertex Pharmaceuticals, Inc.*	1,820	433,069
Vitrolife AB (Sweden)	1,800	25,844
West Pharmaceutical Services, Inc.	420	63,945
Zimmer Biomet Holdings, Inc.	4,020	406,342

Total Health Care		14,154,276
Industrials - 4.9%
Aida Engineering, Ltd. (Japan)	7,800	49,340
ALS, Ltd. (Australia)	13,900	48,450
Amadeus Fire AG (Germany)	500	42,260
Applus Services, S.A. (Spain)	1,500	9,501
Armstrong World Industries, Inc.	2,255	179,092
Austal, Ltd. (Australia)	16,300	29,439
Biffa PLC (United Kingdom)[2]	16,400	35,954
The Boeing Co.	1,180	175,985
bpost, S.A. (Belgium)	5,000	35,251
Bunka Shutter Co., Ltd. (Japan)	3,700	26,939
Carlisle Cos., Inc.	1,540	192,931
CH Robinson Worldwide, Inc.	1,635	108,237
Chiyoda Integre Co., Ltd. (Japan)	700	10,380
Chudenko Corp. (Japan)	1,300	26,418
Cintas Corp.	1,375	238,177
CSX Corp.	890	50,997
	Shares	Value

Daiichi Jitsugyo Co., Ltd. (Japan)	500	$15,799
Daiwa Industries, Ltd. (Japan)	1,900	16,450
Dart Group PLC (United Kingdom)	600	4,050
Denyo Co., Ltd. (Japan)	1,500	26,609
Diploma PLC (United Kingdom)	300	6,007
Dover Corp.	6,245	524,205
Enav S.P.A. (Italy)[2]	1,300	5,732
Expeditors International of Washington, Inc.	2,595	173,138
Fujitec Co., Ltd. (Japan)	2,100	26,852
Fukuda Corp. (Japan)	330	12,848
General Electric Co.	75,160	596,770
GL Events (France)	800	11,661
Glory, Ltd. (Japan)	4,000	91,906
The Go-Ahead Group PLC (United Kingdom)	800	8,102
Grupo Empresarial San Jose, S.A. (Spain)*	1,500	6,835
HEICO Corp.[1]	1,896	141,461
Hibiya Engineering, Ltd. (Japan)	1,200	21,443
HomeServe PLC (United Kingdom)	6,900	89,876
Honeywell International, Inc.	2,250	301,027
Inaba Denki Sangyo Co., Ltd. (Japan)	1,000	21,246
Intertrust, N.V. (Netherlands)[2]	200	2,517
Inwido AB (Sweden)	3,400	19,313
IPH, Ltd. (Australia)	3,100	13,610
Italmobiliare S.P.A. (Italy)	600	15,597
JetBlue Airways Corp.*	10,200	91,290
Johnson Controls International PLC	28,245	761,485
Johnson Electric Holdings, Ltd. (Hong Kong)	26,500	41,511
JOST Werke AG (Germany)[2]	1,100	26,523
KAR Auction Services, Inc.	12,950	155,400
Kardex AG (Switzerland)	210	28,879
Keller Group PLC (United Kingdom)	5,300	34,781
Kokuyo Co., Ltd. (Japan)	2,300	32,022
Kyokuto Kaihatsu Kogyo Co., Ltd. (Japan)	2,300	25,010
Landstar System, Inc.	9,845	943,742
Lockheed Martin Corp.	1,025	347,424
Meisei Industrial Co., Ltd. (Japan)	1,600	10,834
Mersen, S.A. (France)	1,800	32,784
Mitie Group PLC (United Kingdom)	8,300	6,701
Mitsuboshi Belting, Ltd. (Japan)	700	7,815
Morgan Advanced Materials PLC (United Kingdom)	25,200	57,500
Morgan Sindall Group PLC (United Kingdom)	2,600	38,318
Nibe Industrier AB, Class B (Sweden)	4,600	66,536

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Industrials - 4.9% (continued)
Nichiden Corp. (Japan)	800	$15,718
The Nippon Road Co. Ltd (Japan)	300	19,020
Nitto Kohki Co., Ltd. (Japan)	700	11,001
Nolato AB, Class B (Sweden)	1,600	72,146
Norfolk Southern Corp.	510	74,460
Obara Group, Inc. (Japan)	1,900	40,393
PACCAR, Inc.	4,805	293,730
Parker-Hannifin Corp.	2,845	369,082
QinetiQ Group PLC (United Kingdom)	22,500	89,346
Raytheon Co.	2,815	369,187
Ryobi Ltd. (Japan)	3,300	40,237
Sanki Engineering Co., Ltd. (Japan)	5,900	66,053
Service Stream, Ltd. (Australia)	33,300	37,222
Shikun & Binui, Ltd. (Israel)	3,500	12,326
Signify, N.V. (Netherlands)[2]	200	3,876
Sintokogio, Ltd. (Japan)	1,500	10,334
SITC International Holdings Co., Ltd. (Hong Kong)	79,200	73,721
Snap-on, Inc.[1]	2,580	280,756
Sodick Co., Ltd. (Japan)	3,100	18,443
Sojitz Corp. (Japan)	7,700	18,054
Southwest Airlines Co.	28,910	1,029,485
Spirit AeroSystems Holdings, Inc., Class A	2,240	53,603
Stagecoach Group PLC (United Kingdom)	22,800	19,524
Stanley Black & Decker, Inc.	1,275	127,500
Sumitomo Mitsui Construction Co., Ltd. (Japan)	5,000	21,985
The Sumitomo Warehouse Co. Ltd (Japan)	2,800	30,539
Toenec Corp. (Japan)	400	11,700
TOKAI Holdings Corp. (Japan)	1,800	15,556
Tonami Holdings Co., Ltd. (Japan)	300	13,450
Toppan Forms Co., Ltd. (Japan)	2,600	23,170
Uponor Oyj (Finland)	1,900	17,109
Valmet OYJ (Finland)	1,600	31,061
WW Grainger, Inc.	580	144,130
Yamazen Corp. (Japan)	2,500	20,719
Yuasa Trading Co., Ltd. (Japan)	900	23,677
Yurtec Corp. (Japan)	2,600	14,733

Total Industrials		9,634,006
Information Technology - 10.5%
Accenture PLC, Class A (Ireland)	1,280	208,973
Alliance Data Systems Corp.	5,995	201,732
ALSO Holding AG (Switzerland)	260	40,866
Analog Devices, Inc.	11,930	1,069,524
	Shares	Value

Anaplan, Inc.*	2,255	$68,236
Apple, Inc.	14,520	3,692,291
Arista Networks, Inc.*	400	81,020
ASM International N.V. (Netherlands)	560	56,975
Autodesk, Inc.*	720	112,392
Automatic Data Processing, Inc.	1,145	156,499
Barco N.V. (Belgium)	200	30,558
BE Semiconductor Industries, N.V. (Netherlands)	2,100	64,316
Broadridge Financial Solutions, Inc.	635	60,217
Canon Marketing Japan, Inc. (Japan)	1,800	35,602
Cisco Systems, Inc.	18,815	739,618
Citrix Systems, Inc.	1,650	233,558
Computacenter PLC (United Kingdom)	4,400	78,007
Computer Engineering & Consulting, Ltd. (Japan)	1,500	18,927
CONEXIO Corp. (Japan)	1,200	15,015
Cree, Inc.*,1	1,450	51,417
Dell Technologies, Inc., Class C*	1,345	53,195
Denki Kogyo Co., Ltd. (Japan)	700	16,039
Dialog Semiconductor PLC (United Kingdom)*	1,400	36,390
Dolby Laboratories, Inc., Class A	955	51,771
Dynatrace, Inc.*	3,520	83,917
EchoStar Corp., Class A*	5,530	176,794
Elastic, N.V.*	2,815	157,105
Elematec Corp. (Japan)	1,300	9,235
Fortinet, Inc.*	7,670	775,974
Fortnox AB (Sweden)	2,800	46,419
Hosiden Corp. (Japan)	6,700	46,525
HP, Inc.	13,450	233,492
Ines Corp. (Japan)	4,600	57,697
Intel Corp.	13,720	742,526
International Business Machines Corp.	5,500	610,115
Intuit, Inc.	420	96,600
Jack Henry & Associates, Inc.	2,035	315,913
Juniper Networks, Inc.	13,910	266,237
Kanematsu Electronics, Ltd. (Japan)	500	15,662
Keysight Technologies, Inc.*	865	72,383
Lam Research Corp.	400	96,000
Logitech International, S.A. (Switzerland)	200	8,565
Mastercard, Inc., Class A	1,160	280,210
Maxim Integrated Products, Inc.	5,775	280,723
Medallia, Inc.*	2,680	53,707
Microsoft Corp.	21,705	3,423,096
Mitsubishi Research Institute, Inc. (Japan)	700	21,288

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 10.5% (continued)
NEC Networks & System Integration Corp. (Japan)	300	$12,161
NortonLifeLock, Inc.	7,690	143,880
Oracle Corp.	8,775	424,096
PagerDuty, Inc.*	6,300	108,864
Paycom Software, Inc.*,1	445	89,894
PayPal Holdings, Inc.*	3,555	340,356
Quadient (France)	1,500	26,330
QUALCOMM, Inc.	1,655	111,961
Riso Kagaku Corp. (Japan)	3,700	55,832
Ryosan Co. Ltd. (Japan)	1,400	30,798
Sabre Corp.	4,275	25,351
SCSK Corp. (Japan)	900	39,818
ServiceNow, Inc.*	740	212,069
Sesa S.P.A. (Italy)	100	4,301
Softcat PLC (United Kingdom)	8,800	112,056
Spirent Communications PLC (United Kingdom)	19,600	49,714
Splunk, Inc.*	620	78,263
Texas Instruments, Inc.	3,390	338,763
Universal Display Corp.	3,985	525,143
VeriSign, Inc.*	2,680	482,641
Visa, Inc., Class A1	11,505	1,853,686
VTech Holdings, Ltd. (Hong Kong)	1,900	13,682
The Western Union Co.[1]	9,820	178,037
Xilinx, Inc.	1,410	109,895
Zendesk, Inc.*	1,090	69,771
Zscaler, Inc.*,1	1,800	109,548

Total Information Technology		20,590,231
Materials - 1.8%
Aichi Steel Corp. (Japan)	700	20,275
APERAM, S.A. (Luxembourg)	1,200	25,379
Cementir Holding, N.V. (Italy)	3,200	17,361
CF Industries Holdings, Inc.	2,360	64,192
Chugoku Marine Paints, Ltd. (Japan)	200	1,620
Corteva, Inc.	12,750	299,625
Daiken Corp. (Japan)	1,000	15,562
Domtar Corp.	10,620	229,817
Eagle Materials, Inc.	15,150	885,063
Ecolab, Inc.	720	112,198
Ercros, S.A. (Spain)	7,800	19,409
Ferrexpo PLC (Switzerland)	10,700	15,352
	Shares	Value

Fujimi, Inc. (Japan)	1,600	$39,603
Kyoei Steel, Ltd. (Japan)	2,200	25,271
Linde PLC (United Kingdom)	2,095	362,435
Lintec Corp. (Japan)	2,800	58,600
Metsa Board OYJ (Finland)	6,800	36,785
The Navigator Co., S.A. (Portugal)	10,200	24,212
Neturen Co., Ltd. (Japan)	1,500	9,741
Nittetsu Mining Co., Ltd. (Japan)	500	19,573
O-I Glass, Inc.	39,195	278,677
PPG Industries, Inc.	3,415	285,494
Ramelius Resources, Ltd. (Australia)	17,100	10,505
Reliance Steel & Aluminum Co.	4,080	357,367
Royal Gold, Inc.	2,880	252,605
Saracen Mineral Holdings, Ltd. (Australia)*	16,200	36,429
Sims, Ltd.	1,700	6,325
Toagosei Co., Ltd. (Japan)	1,900	16,448
Toyo Ink SC Holdings Co., Ltd. (Japan)	1,800	33,891
Yodogawa Steel Works, Ltd. (Japan)	1,300	21,148

Total Materials		3,580,962
Real Estate - 2.3%
alstria office REIT-AG (Germany)	2,300	33,007
Argosy Property, Ltd. (New Zealand)	68,100	36,171
AvalonBay Communities, Inc., REIT	2,200	323,774
Aventus Group, REIT (Australia)	18,300	16,630
Bayside Land Corp. (Israel)	50	28,935
Brandywine Realty Trust, REIT	13,605	143,125
Brookfield Property REIT, Inc., Class A1	9,305	78,999
CapitaLand Retail China Trust, REIT (Singapore)	29,700	25,226
Charter Hall Group, REIT (Australia)	2,600	10,906
Corestate Capital Holding, S.A. (Luxembourg)[1]	1,000	29,218
Corporate Office Properties Trust, REIT	11,225	248,409
DIC Asset AG (Germany)	1,500	15,617
Equity Residential, REIT	4,585	282,940
Eurocommercial Properties, N.V. (Netherlands)	1,300	12,555
Fabege AB (Sweden)	2,900	37,000
First Real Estate Investment Trust, REIT (Singapore)	33,600	15,974
GDI Property Group, REIT (Australia)	92,000	53,136
Goldcrest Co., Ltd. (Japan)	2,300	34,572
Growthpoint Properties Australia, Ltd., REIT (Australia)	12,400	19,180
GuocoLand, Ltd. (Singapore)	18,100	16,899
Intervest Offices & Warehouses, N.V., REIT (Belgium)	2,400	62,531

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Real Estate - 2.3% (continued)
Kenedix Retail REIT Corp. (Japan)	20	$28,407
Kungsleden AB (Sweden)	11,200	84,249
Lar Espana Real Estate Socimi S.A., REIT (Spain)	9,600	42,616
Life Storage, Inc., REIT	2,375	224,556
Mori Trust Sogo Reit, Inc. (Japan)	20	24,259
NewRiver REIT PLC (United Kingdom)	12,500	9,127
Norstar Holdings, Inc. (Israel)	2,800	30,772
NSI, N.V., REIT (Netherlands)	1,600	64,297
Omega Healthcare Investors, Inc., REIT	2,140	56,796
Park Hotels & Resorts, Inc., REIT [1]	43	340
Piedmont Office Realty Trust, Inc., Class A, REIT	27,685	488,917
Prime US REIT (Singapore)	32,500	20,188
Public Storage, REIT	1,670	331,679
Raysum Co., Ltd. (Japan)	3,100	18,955
RDI REIT PLC (United Kingdom)	38,300	30,970
Realty Income Corp., REIT	6,555	326,832
Regional REIT, Ltd. (United Kingdom)[2]	26,300	26,881
Retail Value, Inc., REIT	2,636	32,291
S IMMO AG (Austria)	1,800	34,940
Samty Residential Investment Corp., REIT (Japan)	30	23,561
Selvaag Bolig A.S.A. (Norway)	8,300	36,743
Service Properties Trust, REIT	30,325	163,755
Shopping Centres Australasia Property Group, REIT (Australia)	39,600	54,922
Simon Property Group, Inc., REIT	2,465	135,230
Takara Leben Co., Ltd. (Japan)	13,800	44,394
Tanger Factory Outlet Centers, Inc., REIT [1]	9,800	49,000
Taubman Centers, Inc., REIT	1,340	56,119
TOC Co., Ltd. (Japan)	1,500	8,141
Tokyo Tatemono Co., Ltd. (Japan)	800	8,473
Tosei Corp. (Japan)	500	4,296
Ventas, Inc., REIT	5,795	155,306
Weingarten Realty Investors, REIT	18,020	260,029
WP Carey, Inc., REIT	2,185	126,905
Yanlord Land Group, Ltd. (Singapore)	41,900	28,916

Total Real Estate		4,557,666
Utilities - 3.1%
Acciona, S.A. (Spain)[1]	700	74,039
ACEA S.P.A. (Italy)	1,500	23,808
Alliant Energy Corp.	11,330	547,126
American Electric Power Co., Inc.	7,530	602,249
Atmos Energy Corp.	7,140	708,502
	Shares	Value

Avangrid, Inc.	5,725	$250,641
Consolidated Edison, Inc.	6,985	544,830
Contact Energy, Ltd. (New Zealand)	2,300	7,828
Eversource Energy	7,440	581,882
Fjordkraft Holding A.S.A. (Norway)[2]	7,600	49,418
Infratil, Ltd. (New Zealand)	9,400	21,811
National Fuel Gas Co.[1]	14,865	554,316
OGE Energy Corp.	10,580	325,123
The Okinawa Electric Power Co., Inc. (Japan)	1,900	34,779
Pinnacle West Capital Corp.	4,595	348,255
PPL Corp.	12,335	304,428
REN - Redes Energeticas Nacionais SGPS, S.A. (Portugal)	27,600	70,484
Shizuoka Gas Co., Ltd. (Japan)	2,400	19,386
The Southern Co.	8,390	454,235
WEC Energy Group, Inc.	6,430	566,676

Total Utilities		6,089,816

Total Common Stocks (Cost $119,510,607)		103,380,227

	Principal Amount
Corporate Bonds and Notes - 18.0%
Financials - 4.7%
Air Lease Corp. 4.250%, 09/15/24	$35,000	29,579
American Financial Group, Inc. 3.500%, 08/15/26	25,000	23,845
Athene Holding, Ltd. (Bermuda) 4.125%, 01/12/28	450,000	407,320
AXA Equitable Holdings, Inc. 4.350%, 04/20/28	30,000	29,225
AXIS Specialty Finance LLC 3.900%, 07/15/29	30,000	31,230
Bank of America Corp., GMTN 3.593%, 07/21/28	975,000	998,930
The Bank of New York Mellon Corp., MTN 3.250%, 09/11/24	45,000	46,906
Berkshire Hathaway Finance Corp. 4.200%, 08/15/48	275,000	324,308
Brighthouse Financial, Inc. 3.700%, 06/22/27[1]	395,000	343,302
Capital One Financial Corp. 3.800%, 01/31/28	475,000	466,407
Cincinnati Financial Corp. 6.920%, 05/15/28	20,000	27,199
Citigroup, Inc. 3.980%, 03/20/30	60,000	64,063

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Financials - 4.7% (continued)
Columbia Property Trust Operating Partnership LP 4.150%, 04/01/25	$10,000	$10,357
E*TRADE Financial Corp. 4.500%, 06/20/28	25,000	25,640
EPR Properties 4.750%, 12/15/26	25,000	22,867
Everest Reinsurance Holdings, Inc. 4.868%, 06/01/44	25,000	27,484
Globe Life, Inc. 4.550%, 09/15/28	195,000	202,206
The Goldman Sachs Group, Inc.
3.691%, 06/05/28	115,000	118,300
3.850%, 01/26/27	700,000	723,257

Lazard Group LLC 4.375%, 03/11/29	395,000	400,131
Legg Mason, Inc. 4.750%, 03/15/26	25,000	25,094
LifeStorage LP 3.500%, 07/01/26	30,000	28,661
Lincoln National Corp. 7.000%, 06/15/40	25,000	27,641
Mercury General Corp. 4.400%, 03/15/27	445,000	483,330
Mitsubishi UFJ Financial Group, Inc. (Japan) 3.777%, 03/02/25	275,000	290,735
Morgan Stanley 3.591%, 07/22/28	620,000	630,740
Office Properties Income Trust
4.250%, 05/15/24	380,000	375,657
4.500%, 02/01/25	10,000	9,803

Omega Healthcare Investors, Inc. 5.250%, 01/15/26	395,000	394,148
People's United Financial, Inc. 3.650%, 12/06/22	30,000	30,823
Piedmont Operating Partnership LP 4.450%, 03/15/24	25,000	25,838
The Progressive Corp. 6.625%, 03/01/29	15,000	19,669
Prudential Financial, Inc., MTN 6.625%, 06/21/40	345,000	420,909
Sabra Health Care LP / Sabra Capital Corp. 4.800%, 06/01/24	10,000	10,165
Santander Holdings USA, Inc. 4.400%, 07/13/27	470,000	455,445
Selective Insurance Group, Inc. 5.375%, 03/01/49	15,000	15,879
Service Properties Trust 5.250%, 02/15/26	30,000	21,533
	Principal Amount	Value

Tanger Properties LP 3.125%, 09/01/26[1]	$345,000	$335,755
Transatlantic Holdings, Inc. 8.000%, 11/30/39	20,000	29,766
Webster Financial Corp. 4.100%, 03/25/29	425,000	446,827
Welltower, Inc. 6.500%, 03/15/41	220,000	261,476
The Western Union Co. 6.200%, 11/17/36	260,000	251,035
Weyerhaeuser Co. 7.375%, 03/15/32	320,000	377,835

Total Financials		9,291,320
Industrials - 11.1%
3M Co., MTN 3.875%, 06/15/44	20,000	20,130
AbbVie, Inc. 4.400%, 11/06/42	340,000	379,042
Albemarle Corp. 5.450%, 12/01/44	405,000	472,301
Altria Group, Inc. 4.800%, 02/14/29	505,000	526,695
Amcor Finance USA, Inc. 3.625%, 04/28/26[2]	15,000	15,620
AmerisourceBergen Corp.
4.250%, 03/01/45	30,000	30,623
4.300%, 12/15/47	395,000	412,283

Amgen, Inc. 4.950%, 10/01/41	495,000	534,299
Anheuser-Busch InBev Worldwide Inc. 8.200%, 01/15/39	60,000	90,053
Aptiv PLC (Ireland) 4.250%, 01/15/26	475,000	484,766
AT&T Inc. 5.550%, 08/15/41	10,000	11,419
AutoNation, Inc. 3.800%, 11/15/27	30,000	26,647
Avnet, Inc. 4.625%, 04/15/26	30,000	29,952
BAT Capital Corp. 3.557%, 08/15/27	585,000	552,204
Best Buy Co., Inc. 4.450%, 10/01/28	10,000	10,165
Biogen, Inc. 5.200%, 09/15/45	410,000	531,657
The Boeing Co. 3.750%, 02/01/50	300,000	274,969
BorgWarner, Inc. 4.375%, 03/15/45	455,000	450,295

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 11.1% (continued)

Broadcom Corp./Broadcom Cayman Finance, Ltd. 3.500%, 01/15/28	$55,000	$51,040
Broadridge Financial Solutions, Inc. 3.400%, 06/27/26	25,000	24,936
Bunge, Ltd. Finance Corp. 3.750%, 09/25/27	30,000	25,845
Burlington Northern Santa Fe LLC
4.950%, 09/15/41	385,000	471,774
5.400%, 06/01/41	40,000	50,590

Campbell Soup Co. 4.150%, 03/15/28	25,000	26,185
Cardinal Health, Inc. 3.410%, 06/15/27	490,000	498,290
Cenovus Energy, Inc. (Canada) 4.250%, 04/15/27	30,000	14,721
Charter Communications Operating LLC/Charter Communications Operating Capital 5.050%, 03/30/29	50,000	54,165
Cheniere Corpus Christi Holdings LLC 5.875%, 03/31/25	350,000	294,078
Citrix Systems, Inc. 4.500%, 12/01/27	420,000	434,557
CNH Industrial, N.V. (United Kingdom) 3.850%, 11/15/27	30,000	29,031
Coca-Cola Consolidated, Inc. 3.800%, 11/25/25	25,000	26,492
Corning, Inc. 4.750%, 03/15/42	390,000	410,247
Crane Co. 4.200%, 03/15/48	30,000	28,881
Cummins, Inc. 4.875%, 10/01/43	25,000	29,631
CVS Health Corp. 5.300%, 12/05/43	345,000	408,401
Daimler Finance North America LLC 8.500%, 01/18/31	300,000	406,085
Darden Restaurants, Inc. 4.550%, 02/15/48	30,000	23,438
Delta Air Lines, Inc. 4.375%, 04/19/28	470,000	379,922
Deutsche Telekom International Finance, B.V. (Netherlands) 9.250%, 06/01/32	265,000	397,448
Devon Energy Corp. 7.875%, 09/30/31	25,000	18,226
Discovery Communications LLC 6.350%, 06/01/40	160,000	180,678
	Principal Amount	Value

Dollar General Corp. 3.875%, 04/15/27	$30,000	$30,839
The Dow Chemical Co. 5.250%, 11/15/41	20,000	20,298
DR Horton, Inc. 5.750%, 08/15/23	25,000	25,836
Eastman Chemical Co. 3.800%, 03/15/25	30,000	30,402
Embraer Netherlands Finance BV (Netherlands) 5.400%, 02/01/27	340,000	302,448
Emerson Electric Co. 5.250%, 11/15/39	25,000	30,064
Eni USA, Inc. 7.300%, 11/15/27	20,000	23,942
Enterprise Products Operating LLC
5.700%, 02/15/42	420,000	446,223
5.950%, 02/01/41	45,000	48,850

EQT Corp. 4.875%, 11/15/21	53,000	43,445
Expedia, Inc. 3.800%, 02/15/28	30,000	25,992
Flowers Foods, Inc. 3.500%, 10/01/26	30,000	32,531
Fortune Brands Home & Security, Inc. 4.000%, 06/15/25	30,000	30,941
General Electric Co., GMTN 3.450%, 05/15/24	25,000	24,742
Gilead Sciences, Inc. 5.650%, 12/01/41	40,000	54,636
GLP Capital, LP/GLP Financing II, Inc. 5.300%, 01/15/29	15,000	12,933
Halliburton Co.
4.500%, 11/15/41	40,000	31,763
6.700%, 09/15/38	380,000	340,361

Hasbro, Inc. 3.500%, 09/15/27	470,000	433,749
Helmerich & Payne, Inc. 4.650%, 03/15/25	25,000	26,107
Hewlett Packard Enterprise Co. 4.900%, 10/15/25[3]	425,000	448,312
Hillenbrand, Inc. 4.500%, 09/15/26[1]	210,000	214,431
HollyFrontier Corp. 5.875%, 04/01/26	180,000	156,304
Hubbell, Inc. 3.500%, 02/15/28	25,000	27,186
Hyatt Hotels Corp. 4.375%, 09/15/28	295,000	269,897
Ingersoll-Rand Global Holding Co., Ltd. 5.750%, 06/15/43	10,000	12,672

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 11.1% (continued)

Ingredion, Inc. 3.200%, 10/01/26	$30,000	$32,229
Jabil, Inc. 3.950%, 01/12/28	30,000	27,648
JB Hunt Transport Services, Inc. 3.875%, 03/01/26	30,000	30,887
Kennametal, Inc. 4.625%, 06/15/28	435,000	440,438
Keurig Dr Pepper, Inc. 4.597%, 05/25/28	35,000	38,477
Keysight Technologies, Inc. 4.600%, 04/06/27	25,000	25,679
Kinder Morgan, Inc. 4.300%, 03/01/28[1]	50,000	49,143
KLA Corp. 4.100%, 03/15/29	30,000	31,582
Kohl's Corp. 4.250%, 07/17/25	450,000	396,104
Laboratory Corp. of America Holdings 4.700%, 02/01/45	30,000	34,219
Leggett & Platt, Inc. 4.400%, 03/15/29	395,000	408,249
Lowe's Cos., Inc. 4.650%, 04/15/42	40,000	42,183
LYB International Finance BV (Netherlands) 5.250%, 07/15/43	20,000	20,473
Macy's Retail Holdings, Inc. 3.625%, 06/01/24	470,000	311,756
Marathon Oil Corp. 4.400%, 07/15/27	420,000	280,748
Marvell Technology Group, Ltd. 4.875%, 06/22/28	425,000	440,797
Maxim Integrated Products, Inc. 3.450%, 06/15/27	30,000	30,776
McKesson Corp.
3.950%, 02/16/28	435,000	458,116
4.750%, 05/30/29	30,000	34,158

Methanex Corp. (Canada) 5.250%, 12/15/29	30,000	22,582
Micron Technology, Inc. 5.327%, 02/06/29	420,000	460,314
Mylan, Inc. 4.550%, 04/15/28	280,000	274,508
Noble Energy, Inc. 3.850%, 01/15/28	35,000	24,811
Nordstrom, Inc. 4.000%, 03/15/27	425,000	351,093
Nvent Finance Sarl (Luxembourg) 4.550%, 04/15/28	460,000	513,773
	Principal Amount	Value

NVR, Inc. 3.950%, 09/15/22	$10,000	$10,017
NXP, B.V. / NXP Funding LLC (Netherlands) 5.550%, 12/01/28[2]	30,000	33,938
Occidental Petroleum Corp. 4.625%, 06/15/45	220,000	93,546
Omnicom Group, Inc. / Omnicom Capital, Inc. 3.600%, 04/15/26	30,000	30,002
Oracle Corp.
3.250%, 11/15/27	80,000	82,599
5.375%, 07/15/40	395,000	529,746

Oshkosh Corp. 4.600%, 05/15/28	25,000	24,314
Philip Morris International, Inc. 4.375%, 11/15/41	495,000	530,117
QUALCOMM, Inc. 4.800%, 05/20/45	35,000	45,910
Rogers Communications, Inc. (Canada) 4.500%, 03/15/43	420,000	480,858
Roper Technologies, Inc. 4.200%, 09/15/28	15,000	16,168
RPM International, Inc. 4.550%, 03/01/29	430,000	474,822
Schlumberger Investment, S.A. (Luxembourg) 3.650%, 12/01/23	25,000	24,879
Shell International Finance, B.V. (Netherlands) 5.500%, 03/25/40	30,000	39,072
Southern Copper Corp. (Peru) 3.875%, 04/23/25	10,000	9,999
Southwest Airlines Co. 3.450%, 11/16/27	30,000	26,993
Tapestry, Inc. 4.125%, 07/15/27	350,000	298,821
TC PipeLines LP 3.900%, 05/25/27	355,000	335,942
Telefonica Emisiones, S.A. (Spain) 7.045%, 06/20/36	210,000	250,864
TELUS Corp. (Canada) 3.700%, 09/15/27	30,000	31,831
Tennessee Gas Pipeline Co. LLC 7.000%, 10/15/28	195,000	229,193
Time Warner Entertainment Co. LP 8.375%, 07/15/33	270,000	372,224
The Timken Co. 3.875%, 09/01/24	30,000	31,156
Transcontinental Gas Pipe Line Co. LLC 4.000%, 03/15/28	45,000	40,490
Tyco Electronics Group, S.A. (Luxembourg) 7.125%, 10/01/37	20,000	30,067

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 11.1% (continued)

Union Pacific Corp. 6.625%, 02/01/29	$40,000	$50,611
United Parcel Service, Inc. 3.625%, 10/01/42	25,000	23,948
Valero Energy Corp. 4.000%, 04/01/29	35,000	33,235
VMware, Inc. 3.900%, 08/21/27	30,000	29,626
Westlake Chemical Corp. 3.600%, 08/15/26	10,000	9,129
WestRock MWV LLC 8.200%, 01/15/30	25,000	35,525
Whirlpool Corp. 4.750%, 02/26/29	395,000	408,228
Xilinx, Inc. 2.950%, 06/01/24	25,000	24,964

Total Industrials		21,752,262
Utilities - 2.2%
American Water Capital Corp. 2.950%, 09/01/27	10,000	9,935
Arizona Public Service Co. 5.050%, 09/01/41	210,000	241,796
Avangrid, Inc. 3.800%, 06/01/29	25,000	25,621
Baker Hughes, a GE Co. LLC 5.125%, 09/15/40	440,000	396,007
Black Hills Corp. 3.950%, 01/15/26	450,000	473,753
Enable Midstream Partners LP 3.900%, 05/15/24[3]	30,000	16,674
Enbridge Energy Partners LP 5.500%, 09/15/40	35,000	33,636
Enel Americas, S.A. (Chile) 4.000%, 10/25/26	430,000	405,405
Evergy Kansas Central, Inc. 4.125%, 03/01/42	30,000	33,724
Iberdrola International, B.V. (Netherlands) 5.810%, 03/15/25	25,000	27,836
National Fuel Gas Co. 4.750%, 09/01/28	450,000	416,482
NSTAR Electric Co. 4.400%, 03/01/44	30,000	31,261
ONE Gas, Inc. 4.658%, 02/01/44	15,000	17,916
PacifiCorp 4.100%, 02/01/42	490,000	489,175
	Principal Amount	Value

Plains All American Pipeline, LP/ PAA Finance Corp. 4.500%, 12/15/26	$480,000	$373,162
Progress Energy, Inc. 6.000%, 12/01/39	460,000	560,051
Southern California Edison Co. 4.050%, 03/15/42	420,000	439,287
Southwestern Electric Power Co. 6.200%, 03/15/40	270,000	359,010
The Toledo Edison Co. 6.150%, 05/15/37	25,000	36,585

Total Utilities		4,387,316

Total Corporate Bonds and Notes (Cost $38,022,469)		35,430,898
U.S. Government and Agency Obligations - 26.4%
Fannie Mae - 4.2%
Federal National Mortgage Association
1.875%, 09/24/26	345,000	367,248
2.000%, 10/05/22[1]	565,000	585,550
2.625%, 09/06/24[1]	565,000	616,478
FNMA
2.000%, 01/01/30	39,845	41,107
2.500%, 04/01/28 to 05/01/43	1,290,835	1,344,572
3.000%, 03/01/42 to 01/01/47	1,203,835	1,272,642
3.500%, 11/01/25 to 08/01/48	1,408,199	1,492,562
4.000%, 12/01/21 to 11/01/48	1,169,703	1,247,882
4.500%, 06/01/39 to 12/01/48	769,743	838,578
5.000%, 09/01/33 to 10/01/41	199,381	221,423
5.500%, 02/01/35 to 05/01/39	95,544	108,512

Total Fannie Mae		8,136,554
Freddie Mac - 6.8%
Federal Home Loan Mortgage Corp.
2.375%, 01/13/22[1]	490,000	507,271
FHLMC Gold Pool
2.500%, 07/01/28 to 12/01/30	226,220	235,304
3.000%, 01/01/29 to 01/01/48	3,858,222	4,071,744
3.500%, 03/01/42 to 09/01/48	4,501,019	4,783,397
4.000%, 03/01/44 to 09/01/48	2,596,359	2,800,131
4.500%, 02/01/39 to 04/01/44	573,868	627,940
5.000%, 07/01/35 to 07/01/41	318,053	354,180

Total Freddie Mac		13,379,967
U.S. Treasury Obligations - 15.4%
U.S. Treasury Bonds
2.250%, 08/15/49	430,000	523,978
2.375%, 11/15/49	650,000	810,342
2.750%, 08/15/47	970,000	1,285,477
3.000%, 02/15/49	860,000	1,198,457
U.S. Treasury Notes
1.125%, 07/31/21	875,000	886,262
1.500%, 01/31/22	1,410,000	1,442,937
1.625%, 11/15/22 to 05/15/26	8,225,000	8,604,476
1.750%, 05/15/22 to 11/15/29	4,580,000	4,828,596
1.875%, 11/30/21 to 08/31/22	3,035,000	3,144,626

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

U.S. Treasury Obligations - 15.4% (continued)
U.S. Treasury Notes
2.000%, 02/15/23 to 02/15/25	$3,535,000	$3,751,101
2.125%, 12/31/21	1,210,000	1,250,318
2.250%, 11/15/24 to 11/15/25	2,000,000	2,186,983
2.375%, 08/15/24	400,000	435,031

Total U.S. Treasury Obligations		30,348,584

Total U.S. Government and Agency Obligations (Cost $49,162,517)		51,865,105

	Shares
Exchange Traded Funds - 0.5%
iShares Russell 1000 Value ETF[1] (Cost $1,198,043)	11,000	1,090,980

Preferred Stocks - 0.0%#
Industrials - 0.0%#
Sixt SE (Germany)	250	9,734
Materials - 0.0%#
STO SE & Co. KGaA (Germany)	260	23,801

Total Preferred Stocks (Cost $47,215)		33,535

	Principal Amount
Short-Term Investments - 3.4%
Joint Repurchase Agreements - 1.6%[4]
Bank of America Securities, Inc., dated 03/31/20, due 04/01/20, 0.010% total to be received $165,067 (collateralized by various U.S. Treasuries, 0.000% - 2.000%, 05/31/24 - 09/09/49, totaling $168,368)	$165,067	165,067
Citigroup Global Markets, Inc., dated 03/31/20, due 04/01/20, 0.020% total to be received $1,000,001 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 2.000% - 11.000%, 04/15/20 - 01/01/59, totaling $1,020,000)	1,000,000	1,000,000
	Principal Amount	Value

HSBC Securities USA, Inc., dated 03/31/20, due 04/01/20, 0.010% total to be received $1,000,000 (collateralized by various U.S. Government Agency Obligations, 2.500% - 8.000%, 02/01/30 - 03/01/56, totaling $1,020,000)	$1,000,000	$1,000,000
RBC Dominion Securities, Inc., dated 03/31/20, due 04/01/20, 0.010% total to be received $1,000,000 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.125%, 07/15/20 - 02/20/50, totaling $1,020,000)	1,000,000	1,000,000

Total Joint Repurchase Agreements		3,165,067

	Shares
Other Investment Companies - 1.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.29%[5]	1,169,770	1,169,770
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.39%[5]	1,169,771	1,169,771
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.35%[5]	1,205,218	1,205,218

Total Other Investment Companies		3,544,759

Total Short-Term Investments (Cost $6,709,826)		6,709,826
Total Investments - 100.9% (Cost $214,650,677)		198,510,571
Other Assets, less Liabilities - (0.9)%		(1,865,014)
Net Assets - 100.0%		$196,645,557

*	Non-income producing security.
#	Less than 0.05%.
[1]	Some of these securities, amounting to $7,077,946 or 3.6% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2020, the value of these securities amounted to $587,694 or 0.3% of net assets.
[3]	Variable rate security. The rate shown is based on the latest available information as of March 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[4]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[5]	Yield shown represents the March 31, 2020, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (continued)
ETF	Exchange Traded Fund
FHLMC	Freddie Mac
FNMA	Fannie Mae
GMTN	Global Medium-Term Notes
MTN	Medium-Term Note
REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Information Technology	$19,693,872	$896,359	—	$20,590,231
Health Care	13,443,904	710,372	—	14,154,276
Financials	13,118,484	858,151	—	13,976,635
Communication Services	9,984,033	390,013	—	10,374,046
Industrials	7,729,995	1,904,011	—	9,634,006
Consumer Staples	8,567,665	483,331	—	9,050,996
Consumer Discretionary	7,285,727	1,016,554	—	8,302,281
Utilities	5,788,263	301,553	—	6,089,816
Real Estate	3,593,528	964,138	—	4,557,666
Materials	3,144,834	436,128	—	3,580,962
Energy	2,899,983	169,329	—	3,069,312
Corporate Bonds and Notes†	—	35,430,898	—	35,430,898
U.S. Government and Agency Obligations†	—	51,865,105	—	51,865,105
Exchange Traded Funds	1,090,980	—	—	1,090,980
Preferred Stocks	23,801	9,734	—	33,535
Short-Term Investments
Joint Repurchase Agreements	—	3,165,067	—	3,165,067
Other Investment Companies	3,544,759	—	—	3,544,759
Total Investments in Securities	$99,909,828	$98,600,743	—	$198,510,571

†	All corporate bonds and notes and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund's Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended March 31, 2020, there were no transfers in or out of Level 3.

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (continued)
The country allocation in the Schedule of Portfolio Investments at March 31, 2020, was as follows:
Country	% of Long-Term Investments
Australia	0.2
Austria	0.0#
Belgium	0.1
Bermuda	0.2
Canada	0.3
Chile	0.2
Denmark	0.0#
Finland	0.1
France	0.1
Georgia	0.0#
Germany	0.2
Hong Kong	0.1
Ireland	1.0
Israel	0.1
Italy	0.1
Japan	1.7
Jordan	0.0#
Luxembourg	0.3
Netherlands	0.6
New Zealand	0.0#
Norway	0.1
Peru	0.0#
Portugal	0.1
Singapore	0.1
Spain	0.2
Sweden	0.3
Switzerland	0.2
United Kingdom	1.0
United States	92.7
100.0

#	Less than 0.05%.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2020, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$7,077,946	$3,165,067	$4,203,768	$7,368,835

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the securities received as collateral for securities lending at March 31, 2020:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Government Obligations	2.000%-9.000%	04/25/20-08/01/58
U.S. Treasury Obligations	0.000%-6.875%	04/07/20-02/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.